Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of disaggregated revenue

	Six Months Ended June 30, 2024
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	64,667	—	64,667
—Distribution	—	137,044	137,044
Services—Commercialization of Marketed Products	28,222	—	28,222
—Research and Development	236	—	236
License & Collaborations—Services	35,740	—	35,740
—Royalties	34,907	—	34,907
—Manufacturing supply	4,865	—	4,865
	168,637	137,044	305,681

Third parties	168,401	135,042	303,443
Related parties (Note 15(i))	236	2,002	2,238
	168,637	137,044	305,681

	Six Months Ended June 30, 2023
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	39,808	—	39,808
—Distribution	—	173,691	173,691
Services—Commercialization of Marketed Products	25,359	—	25,359
—Research and Development	246	—	246
License & Collaborations—Services	28,718	—	28,718
—Royalties	14,982	—	14,982
—Licensing	250,070	—	250,070
	359,183	173,691	532,874

Third parties	358,937	169,439	528,376
Related parties (Note 15(i))	246	4,252	4,498
	359,183	173,691	532,874

Schedule of liability balances from contracts with customers

	June 30,	December 31,
	2024	2023

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	48,100	57,566
Current—Other Ventures segment (note (b))	52	73
	48,152	57,639
Non-current—Oncology/Immunology segment (note (a))	60,625	69,480
Total deferred revenue (note (c) and (d))	108,777	127,119

Notes:

(a)

Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and other advance consideration received.

(b)

Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	48,152	57,639
Between 1 to 2 years	33,502	32,797
Between 2 to 3 years	21,418	30,918
Between 3 to 4 years	1,169	844
Later than 4 years	4,536	4,921
	108,777	127,119

(d)	As at January 1, 2024, deferred revenue was US$127.1 million, of which US$26.3 million was recognized during the six months ended June 30, 2024.

License and collaboration agreement with Takeda Pharmaceuticals
Schedule of summarized upfront and cumulative milestone payments

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payment achieved	35,000

Schedule of revenue recognized under the agreement

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	24,806	—
—Allocated from upfront payment	4,865	—
Services—Research and Development	14,389	10,372
—Allocated from upfront and milestone payments	14,524	8,615
Royalties—Marketed Products	18,028	—
Licensing—Allocated from upfront and milestone payments	—	250,070
	76,612	269,057